Segment reporting - Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Capital Expenditures	$ 33,409	$ 27,059	$ 34,040
North America Silicon
Disclosure of operating segments [line items]
Capital Expenditures	15,579	17,420	7,226
Europe Silicon
Disclosure of operating segments [line items]
Capital Expenditures	4,328	1,334	11,001
Europe Manganese
Disclosure of operating segments [line items]
Capital Expenditures	6,947	4,034	5,146
South Africa Silicon
Disclosure of operating segments [line items]
Capital Expenditures	3,611	2,308	3,492
Other segments
Disclosure of operating segments [line items]
Capital Expenditures	$ 2,944	$ 1,963	$ 7,175